INVESTMENT IN LEASED VESSEL, NET (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Current portion of investment in leased vessel, net	$ 2,327,000		$ 2,327,000		$ 2,308,000
Investment in leased vessel, net	110,613,000		110,613,000		$ 111,829,000
Allowance for credit loss	200,000		200,000
Investment In Leased Vessel, Net
Lessor, Lease, Description [Line Items]
Allowance for credit loss	100,000		100,000
Accrued interest	0		0
Leased Vessel
Lessor, Lease, Description [Line Items]
Gain (loss) on disposition				$ 4,200,000
Amount invoiced under sales-type finance lease	$ 4,000,000.0	$ 1,400,000	$ 8,000,000.0	$ 1,400,000